Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease Rental Costs
Net Lease Expense on Operating Leases	$ 1.7	$ 0.9	$ 0.5
Amortization of Capital Leases	0.0	0.0	0.0
Interest on Capital Leases	0.0	0.0	0.0
Total Lease Rental Costs	1.7	0.9	$ 0.5
PP&E and Related Obligations Under Capital Leases
Generation	0.0	0.0
Other Property, Plant and Equipment	0.2	0.0
Total Property, Plant and Equipment Under Capital Leases	0.2	0.0
Accumulated Amortization	0.0	0.0
Net Property, Plant and Equipment Under Capital Leases	0.2	0.0
Noncurrent Liability	0.1	0.0
Liability Due Within One Year	0.1	0.0
Total Obligations Under Capital Leases	0.2	$ 0.0
Future Minimum Lease Payments
Capital Leases, 2018	0.1
Capital Leases, 2019	0.1
Capital Leases, 2020	0.0
Capital Leases, 2021	0.0
Capital Leases, 2022	0.0
Capital Leases, Later Years	0.0
Capital Leases, Total Future Minimum Lease Payments	0.2
Less Estimated Interest Element on Capital Leases	0.0
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	0.2
Noncancelable Operating Leases, 2018	1.7
Noncancelable Operating Leases, 2019	1.3
Noncancelable Operating Leases, 2020	1.0
Noncancelable Operating Leases, 2021	0.4
Noncancelable Operating Leases, 2022	0.0
Noncancelable Operating Leases, Later Years	0.0
Noncancelable Operating Leases, Total Future Minimum Lease Payments	$ 4.4